UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, Texas  78701

13F File Number:  028-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC
Phone:     512.478.1271

Signature, Place, and Date of Signing:

 /s/ Bryant J. Regan     Austin, Texas/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $114,881 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIGAS PARTNERS L P          UNIT L P INT     030975106     1013    25000 SH       SOLE                    25000
AMERISTAR CASINOS INC          COM              03070Q101     4203   225603 SH       SOLE                   225603
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261     1138    67800 SH       SOLE                    67800
BOLT TECHNOLOGY CORP           COM              097698104     3521   227155 SH       SOLE                   227155
CALLAWAY GOLF CO               COM              131193104     3794   561231 SH       SOLE                   561231
CAPITAL PRODUCT PARTNERS L P   COM UNIT LP      Y11082107     3883   478801 SH       SOLE                   478801
CECO ENVIRONMENTAL CORP        COM              125141101     1281   165345 SH       SOLE                   165345
CENTRAL GARDEN & PET CO        CL A NON-VTG     153527205     7249   752772 SH       SOLE                   752772
COBRA ELECTRS CORP             COM              191042100      290    72443 SH       SOLE                    72443
COSTAMARE INC                  SHS              Y1771G102      909    66000 SH       SOLE                    66000
DREAMS INC                     COM              261983209     5542  1910921 SH       SOLE                  1910921
EMERITUS CORP                  COM              291005106     3094   175212 SH       SOLE                   175212
ENERGY SVCS OF AMERICA CORP    COM              29271Q103      348    94555 SH       SOLE                    94555
FARMERS NATL BANC CORP         COM              309627107      118    18200 SH       SOLE                    18200
FLEETCOR TECHNOLOGIES INC      COM              339041105     5971   154000 SH       SOLE                   154000
FRIEDMAN INDS INC              COM              358435105      274    25000 SH       SOLE                    25000
GAIAM INC                      CL A             36268Q103     1221   306880 SH       SOLE                   306880
INTEGRATED ELECTRICAL SVC      COM              45811E301     1566   406700 SH       SOLE                   406700
INTERVAL LEISURE GROUP INC     COM              46113M108     3480   200000 SH       SOLE                   200000
JOHNSON OUTDOORS INC           CL A             479167108      867    45408 SH       SOLE                    45408
LECROY CORP                    COM              52324W109     2644   254521 SH       SOLE                   254521
MARTHA STEWART LIVING OMNIME   CL A             573083102     5162  1354740 SH       SOLE                  1354740
MITEL NETWORKS CORP            COM              60671Q104     2480   578013 SH       SOLE                   578013
MTR GAMING GROUP INC           COM              553769100     8594  1750339 SH       SOLE                  1750339
NORTECH SYS INC                COM              656553104      631   151334 SH       SOLE                   151334
ORCHIDS PAPER PRODS CO DEL     COM              68572N104     3228   179436 SH       SOLE                   179436
ORION MARINE GROUP INC         COM              68628V308     2169   300000 SH       SOLE                   300000
PAR TECHNOLOGY CORP            COM              698884103      872   177673 SH       SOLE                   177673
PREMIERE GLOBAL SVCS INC       COM              740585104     2895   320260 SH       SOLE                   320260
RENTECH INC                    COM              760112102     3328  1600000 SH       SOLE                  1600000
RIGNET INC                     COM              766582100     1796   102426 SH       SOLE                   102426
ROBBINS & MYERS INC            COM              770196103     1897    36444 SH       SOLE                    36444
RSC HOLDINGS INC               COM              74972L102     8471   375000 SH       SOLE                   375000
S L INDS INC                   COM              784413106     1859    94967 SH       SOLE                    94967
SANCHEZ ENERGY CORP            COM              79970Y105     1789    79700 SH       SOLE                    79700
SCHAWK INC                     CL A             806373106     2759   220543 SH       SOLE                   220543
SMART BALANCE INC              COM              83169Y108      694   105000 SH       SOLE                   105000
STEELCASE INC                  CL A             858155203     3840   400000 SH       SOLE                   400000
THERMON GROUP HLDGS INC        COM              88362T103     6607   323105 SH       SOLE                   323105
WEB COM GROUP INC              COM              94733A104     3404   235870 SH       SOLE                   235870